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RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 3599 Fax

January 7, 2022

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	HPS Corporate Lending Fund (Filing No: 333-259453) Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of our client, HPS Corporate Lending Fund, a Delaware statutory trust (the “Fund”), we hereby submit Pre-Effective Amendment No. 2 to the Fund’s registration statement under the Securities Act of 1933 on Form N-2 (“Registration Statement”).

Certain items required to be contained in the Registration Statement, including exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions, please feel free to contact the undersigned by telephone at 212.698.3525 (or by email at richard.horowitz@dechert.com).

Sincerely,

/s/ Richard Horowitz

Richard Horowitz

Cc:          Yoohyun K. Choi, HPS Investment Partners, LLC